Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 2,088	$ 2,663
Net investment in finance leases, allowance current	81	169
Container leaseback financing receivable, allowance current	41	98
Containers, accumulated depreciation	1,674,907	1,619,591
Net investment in finance leases, allowance non current	561	1,164
Container leaseback financing receivable, allowance non current	115	326
Fixed assets, accumulated depreciation	13,041	12,918
Intangible assets, accumulated amortization	48,731	47,931
Debt, net of unamortized costs current	7,238	8,043
Debt, net of unamortized costs non current	$ 24,140	$ 18,639
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	58,884,261	58,740,919
Common shares, outstanding	50,092,911	50,495,789
Treasury shares, at cost, shares	8,791,350	8,245,130